Putnam Short Term Investment Fund
The fund's portfolio
10/31/21 (Unaudited)

REPURCHASE AGREEMENTS (39.5%)(a)
	Principal amount	Value
Interest in $274,406,000 joint tri-party repurchase agreement dated 10/29/2021 with BofA Securities, Inc. due 11/1/2021 - maturity value of $115,231,480 for an effective yield of 0.050% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 5.000% and due dates ranging from 4/20/2030 to 10/20/2051, valued at $279,894,121)	$115,231,000	$115,231,000
Interest in $428,102,000 joint tri-party repurchase agreement dated 10/29/2021 with Citigroup Global Markets, Inc. due 11/1/2021 - maturity value of $200,001,000 for an effective yield of 0.060% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 1.694% to 7.250% and due dates ranging from 8/1/2022 to 7/20/2068, valued at $436,664,112)	200,000,000	200,000,000
Interest in $310,200,000 joint tri-party repurchase agreement dated 10/29/2021 with Royal Bank of Canada due 11/1/2021 - maturity value of $151,200,630 for an effective yield of 0.050% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from zero % to 4.250% and due dates ranging from 2/24/2022 to 5/15/2039, valued at $316,405,333)	151,200,000	151,200,000
Interest in $21,000,000 tri-party repurchase agreement dated 10/29/2021 with Bank of Nova Scotia due 11/1/2021 - maturity value of $21,000,088 for an effective yield of 0.050% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.125% to 3.000% and due dates ranging from 1/15/2022 to 2/15/2050, valued at $21,420,093)	21,000,000	21,000,000
Interest in $40,000,000 tri-party repurchase agreement dated 10/29/2021 with Barclays Capital, Inc. due 11/1/2021 - maturity value of $40,000,167 for an effective yield of 0.050% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 0.125% and a due date of 1/15/2023, valued at $40,800,283)	40,000,000	40,000,000
Interest in $100,000,000 tri-party repurchase agreement dated 10/29/2021 with BNP Paribas due 11/1/2021 - maturity value of $100,000,417 for an effective yield of 0.050% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 1.500% to 4.000% and due dates ranging from 1/31/2022 to 12/20/2050, valued at $102,000,474)	100,000,000	100,000,000
Interest in $65,000,000 tri-party repurchase agreement dated 10/29/2021 with BNP Paribas due 11/1/2021 - maturity value of $65,000,271 for an effective yield of 0.050% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 1.375% to 2.875% and due dates ranging from 11/30/2023 to 2/28/2025, valued at $66,300,350)	65,000,000	65,000,000
Interest in $44,000,000 tri-party repurchase agreement dated 10/29/2021 with Goldman, Sachs & Co. LLC due 11/1/2021 - maturity value of $44,000,183 for an effective yield of 0.050% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.500% to 3.500% and due dates ranging from 3/20/2045 to 3/20/2051, valued at $44,880,000)	44,000,000	44,000,000
Interest in $200,000,000 tri-party repurchase agreement dated 10/29/2021 with JPMorgan Securities, LLC due 11/1/2021 - maturity value of $200,000,833 for an effective yield of 0.050% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 0.125% and a due date of 8/31/2022, valued at $204,001,082)	200,000,000	200,000,000
Interest in $54,000,000 tri-party term repurchase agreement dated 10/29/2021 with BNP Paribas, 0.24% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.750% to 7.500% and due dates ranging from 5/15/2023 to perpetual maturity, valued at $56,701,939) (France)(IR)(EG)	54,000,000	54,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 10/29/2021 with Royal Bank of Canada, 0.29% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.881% to 5.000% and due dates ranging from 2/23/2023 to 7/21/2052, valued at $26,250,684) (Canada)(IR)(EG)	25,000,000	25,000,000

Total repurchase agreements (cost $1,015,431,000)		$1,015,431,000

COMMERCIAL PAPER (22.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Australia & New Zealand Banking Group, Ltd. (Australia)	0.240	7/22/22	$25,000,000	$24,960,285
Banco Santander SA (Spain)	0.190	11/1/21	13,000,000	12,999,922
BPCE SA (France)	0.190	6/1/22	15,000,000	14,982,979
Canadian Imperial Bank of Commerce (Canada)	0.190	7/19/22	18,000,000	17,997,372
Export Development Canada (Canada)	0.065	11/5/21	20,000,000	19,999,767
FMS Wertmanagement (Germany)	0.095	12/1/21	15,000,000	14,998,763
GTA Funding, LLC	0.080	11/22/21	20,000,000	19,998,733
Lloyds Bank PLC (United Kingdom)	0.110	12/9/21	20,000,000	19,997,950
Lloyds Bank PLC (United Kingdom)	0.100	12/8/21	15,000,000	14,998,500
Lloyds Bank PLC (United Kingdom)	0.090	11/24/21	8,750,000	8,749,450
Mitsubishi UFJ Trust & Banking Corp./Singapore (Singapore)	0.170	2/18/22	15,000,000	14,992,673
Mitsubishi UFJ Trust & Banking Corp./Singapore (Singapore)	0.150	1/24/22	15,000,000	14,995,795
Mizuho Bank, Ltd./Singapore (Singapore)	0.135	1/21/22	15,000,000	14,994,960
Mizuho Bank, Ltd./Singapore (Singapore)	0.100	11/29/21	10,000,000	9,999,053
National Australia Bank, Ltd. (Australia)	0.130	3/18/22	15,000,000	15,000,000
National Australia Bank, Ltd. (Australia)	0.080	11/9/21	19,010,000	19,009,564
National Bank of Canada (Canada)	0.140	3/3/22	23,500,000	23,488,984
Nordea Bank ABP (Finland)	0.160	11/8/21	19,250,000	19,249,620
Nordea Bank ABP (Finland)	0.150	2/18/22	3,300,000	3,298,922
Nordea Bank ABP (Finland)	0.130	3/11/22	20,000,000	19,990,912
NRW.Bank (Germany)	0.080	11/10/21	20,000,000	19,999,533
Royal Bank of Canada/New York, NY (Canada)	0.200	8/5/22	16,500,000	16,502,811
Royal Bank of Canada/New York, NY (Canada)	0.200	6/24/22	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB (Sweden)	0.180	11/18/21	27,000,000	26,998,950
Skandinaviska Enskilda Banken AB (Sweden)	0.110	12/2/21	13,000,000	12,999,128
Societe Generale SA (France)	0.219	12/3/21	16,000,000	16,001,664
Societe Generale SA (France)	0.160	3/3/22	11,000,000	10,995,684
Sumitomo Mitsui Trust Bank, Ltd./Singapore (Singapore)	0.130	1/6/22	15,000,000	14,997,154
Swedbank AB (Sweden)	0.120	11/3/21	14,000,000	13,999,903
Swedbank AB (Sweden)	0.110	12/3/21	10,000,000	9,999,494
TotalEnergies Capital Canada, Ltd. (Canada)	0.130	2/16/22	15,000,000	14,994,500
TotalEnergies Capital Canada, Ltd. (Canada)	0.130	2/15/22	15,000,000	14,994,550
TotalEnergies Capital SA (France)	0.060	11/1/21	25,000,000	24,999,863
UBS AG/London (United Kingdom)	0.240	6/15/22	15,000,000	15,001,119
UBS AG/London (United Kingdom)	0.220	9/21/22	15,000,000	14,996,439
Westpac Banking Corp. (Australia)	0.154	3/11/22	14,500,000	14,502,395

Total commercial paper (cost $576,675,400)				$576,687,391

ASSET-BACKED COMMERCIAL PAPER (16.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Alpine Securitization, LLC	0.170	2/16/22	$15,000,000	$15,001,052
Alpine Securitization, LLC	0.160	3/1/22	15,000,000	14,992,261
Atlantic Asset Securitization, LLC	0.110	11/17/21	15,000,000	14,999,264
Atlantic Asset Securitization, LLC	0.100	12/16/21	24,147,000	24,143,716
Barclays Bank PLC CCP (United Kingdom)	0.190	11/3/21	13,000,000	12,999,866
CAFCO, LLC	0.100	12/3/21	15,000,000	14,998,585
CAFCO, LLC	0.090	12/2/21	15,000,000	14,998,626
Chariot Funding, LLC	0.100	12/1/21	10,000,000	9,999,111
Chariot Funding, LLC	0.070	11/5/21	5,500,000	5,499,909
CHARTA, LLC	0.120	11/10/21	15,000,000	14,999,560
CHARTA, LLC	0.090	12/2/21	15,000,000	14,998,626
Collateralized Commercial Paper FLEX Co., LLC	0.150	1/19/22	15,000,000	14,995,729
Collateralized Commercial Paper V Co., LLC	0.160	1/21/22	15,000,000	14,995,590
Collateralized Commercial Paper V Co., LLC	0.150	1/19/22	22,000,000	21,993,736
CRC Funding, LLC	0.100	1/18/22	10,000,000	9,997,368
CRC Funding, LLC	0.090	12/10/21	15,000,000	14,998,268
Fairway Finance Co., LLC (Canada)	0.150	3/21/22	25,000,000	24,984,608
Manhattan Asset Funding Co., LLC (Japan)	0.140	1/27/22	15,000,000	14,995,125
Manhattan Asset Funding Co., LLC (Japan)	0.100	12/1/21	19,876,000	19,874,233
MetLife Short Term Funding, LLC	0.110	3/28/22	15,000,000	14,992,500
MetLife Short Term Funding, LLC	0.060	11/4/21	22,000,000	21,999,769
MetLife Short Term Funding, LLC	0.060	11/3/21	10,000,000	9,999,915
Old Line Funding, LLC	0.160	1/26/22	18,000,000	18,000,504
Sheffield Receivables Co., LLC (United Kingdom)	0.110	12/21/21	15,000,000	14,997,681
Thunder Bay Funding, LLC	0.150	1/28/22	15,000,000	15,000,060
Victory Receivables Corp. (Japan)	0.110	11/22/21	15,000,000	14,999,050
Victory Receivables Corp. (Japan)	0.100	11/16/21	15,000,000	14,999,310

Total asset-backed commercial paper (cost $419,452,848)				$419,454,022

CERTIFICATES OF DEPOSIT (15.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of Montreal/Chicago, IL FRN (Canada)	0.250	2/11/22	$14,000,000	$14,005,932
Bank of Montreal/Chicago, IL FRN (Canada)	0.180	9/1/22	20,000,000	19,998,318
Bank of Montreal/Chicago, IL FRN (Canada)	0.168	3/16/22	6,000,000	6,000,878
Bank of Montreal/Chicago, IL FRN (Canada)	0.156	3/4/22	13,250,000	13,251,086
Bank of Nova Scotia/Houston FRN	0.260	12/9/21	19,500,000	19,503,841
Bank of Nova Scotia/Houston FRN	0.210	7/18/22	19,000,000	19,004,159
Bank of Nova Scotia/Houston FRN	0.200	8/19/22	22,000,000	22,001,371
Canadian Imperial Bank of Commerce/New York, NY FRN	0.200	7/1/22	15,000,000	15,003,216
Canadian Imperial Bank of Commerce/New York, NY FRN	0.159	1/24/22	10,000,000	10,000,000
Citibank, N.A.	0.000	8/3/22	15,000,000	14,995,711
Credit Suisse AG/New York, NY FRN	0.300	7/19/22	15,000,000	14,980,174
Mizuho Bank, Ltd./New York, NY	0.160	12/13/21	15,000,000	15,001,031
Mizuho Bank, Ltd./New York, NY	0.150	1/26/22	15,000,000	15,000,444
Natixis SA/New York, NY FRN (France)	0.300	12/10/21	19,500,000	19,504,822
Natixis SA/New York, NY FRN (France)	0.153	11/12/21	14,000,000	14,000,387
Royal Bank of Canada/New York, NY FRN (Canada)	0.180	8/29/22	15,500,000	15,497,644
Royal Bank of Canada/New York, NY FRN (Canada)	0.164	3/11/22	15,500,000	15,502,636
Standard Chartered Bank/New York FRN	0.182	3/18/22	7,000,000	7,000,184
Sumitomo Mitsui Banking Corp./New York (Japan)	0.140	11/4/21	15,000,000	15,000,200
Sumitomo Mitsui Trust Bank, Ltd./New York	0.160	1/24/22	15,000,000	15,001,050
Sumitomo Mitsui Trust Bank, Ltd./New York	0.080	11/17/21	15,555,000	15,555,369
Svenska Handelsbanken/New York, NY (Sweden)	0.140	12/7/21	15,000,000	15,000,357
Toronto-Dominion Bank/NY FRN (Canada)	0.230	5/18/22	15,000,000	15,005,789
Toronto-Dominion Bank/NY FRN (Canada)	0.200	8/25/22	15,000,000	14,999,987
Toronto-Dominion Bank/NY FRN (Canada)	0.180	6/23/22	15,000,000	15,000,150
Westpac Banking Corp./NY FRN (Australia)	0.210	5/17/22	3,650,000	3,651,109
Westpac Banking Corp./NY FRN (Australia)	0.137	2/11/22	17,500,000	17,500,189

Total certificates of deposit (cost $396,955,447)				$396,966,034

CORPORATE BONDS AND NOTES (2.8%)(a)
	Maturity date	Principal amount	Value
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.87%), 1.001% (Australia)	11/23/21	$30,500,000	$30,514,129
Mizuho Securities USA, LLC 144A sr. unsec. unsub. notes Ser. MTN, 0.18%	2/14/22	16,000,000	16,000,562
Secured Forward-Backed Note 2021-05 144A sr. FRN (BBA LIBOR USD 3 Month + 0.35%), 0.482%	6/28/22	13,000,000	13,003,900
Secured Forward-Backed Note 2021-05 144A sr. FRN (BBA LIBOR USD 3 Month + 0.30%), 0.432%	12/28/21	13,000,000	13,001,300

Total corporate bonds and notes (cost $72,515,467)			$72,519,891

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Federal National Mortgage Association unsec. FRN	1.167	3/9/22	$30,000,000	$30,018,317
Federal National Mortgage Association unsec. FRN	1.167	12/3/21	30,000,000	30,002,667

Total U.S. government agency obligations (cost $60,000,000)				$60,020,984

TIME DEPOSITS (1.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.070	11/1/21	$20,000,000	$20,000,000
Svenska Handelsbanken/New York, NY (Sweden)	0.030	11/1/21	10,000,000	10,000,000

Total time deposits (cost $30,000,000)				$30,000,000
TOTAL INVESTMENTS

Total investments (cost $2,571,030,162)				$2,571,079,322

	Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through October 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,570,851,356.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	60.0%
	Canada	11.6
	France	6.0
	Australia	4.9
	United Kingdom	3.9
	Sweden	3.5
	Japan	3.1
	Singapore	2.7
	Finland	1.6
	Germany	1.4
	Cayman Islands	0.8
	Spain	0.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,038,115,209 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$419,454,022	$—
Certificates of deposit	—	396,966,034	—
Commercial paper	—	576,687,391	—
Corporate bonds and notes	—	72,519,891	—
Repurchase agreements	—	1,015,431,000	—
Time deposits	—	30,000,000	—
U.S. government agency obligations	—	60,020,984	—

Totals by level	$—	$2,571,079,322	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com